Supplemental information on oil and gas producing activities	12 Months Ended
Dec. 31, 2017
Exploration for and evaluation of mineral resources [Abstract]
Disclosure of exploration and evaluation assets [text block]
Supplemental information on oil and gas producing activities (unaudited)

The information in this note is referred to as “unaudited” as a means of clarifying that it is not covered by the audit opinion of the independent registered public accounting firm that has audited and reported on the “Consolidated Financial Statements”.

In accordance with the requirements of the United States Securities and Exchange Commission (SEC), Rule 4-10(a) of Regulation S-X, Release 33-8879, Accounting Standards Codification 932 and the ASU- 2010-03 “Oil and Gas reserve Estimation and Disclosures” rule, this section provides supplemental information on oil and gas exploration and producing activities of the Group. The information included in sections a) to c) provides historical cost information pertaining to costs incurred in exploration, property acquisitions and development, capitalized costs and results of operations. The information included in sections d) and e) presents information on Ecopetrol’s estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proved reserves and changes in estimated discounted future net cash flows.

The following information corresponds to Ecopetrol’s oil and gas producing activities as of December 31 2017, 2016 and 2015, and includes information related to the Group’s consolidated subsidiaries as well as its investments the joint ventures Equion Energía Limited and Offshore International Group. The oil and gas exploration and production activities of these two joint ventures are immaterial, as such the corresponding information has not been disclosed separately.

Under the SEC final rule optional disclosure of possible and probable reserves is allowed but, the Group opted not to do so. Ecopetrol estimated its reserves without considering non-traditional resources.

(a)	Capitalized costs relating to oil and gas exploration and production activities

	2017	2016	2015
Natural and environmental properties	48,129,595	47,097,475	45,789,713
Wells, equipment and facilities - property, plant and equipment	30,405,565	29,931,039	21,822,897
Exploration and production projects	6,632,812	6,855,832	9,145,198
Accumulated depreciation, depletion and amortization	(51,791,897)	(49,714,944)	(39,743,147)
Net capitalized cost	33,376,075	34,169,402	37,014,661

It includes information of the Exploration and Production segment subsidiaries.

In accordance with IAS 37, costs capitalized to natural and environmental properties include provisions for asset retirement obligations of COP$598,125, COP$766,909 and COP$580,575 during 2017, 2016 and 2015, respectively.

(b)	Costs incurred in oil and gas exploration and developed activities

Costs incurred are summarized below and include both amounts expensed and capitalized in the corresponding period.

	2017	2016	2015
Acquisition of proved properties (1)	591,875	-	-
Acquisition of unproved properties (2)	164,180	-	357,772
Exploration costs	1,095,588	852,097	1,012,264
Development costs	3,599,385	2,190,426	8,018,131
	5,451,028	3,042,523	9,388,167

(1)	On December 11, 2017, Ecopetrol América Inc. acquired the 11.6% interest in the K2 oil field in the Gulf of Mexico from MCX; increasing its share from 9.2% to 20.8%.

(2)
Corresponds mainly to investments made by Ecopetrol América Inc in offshore exploration projects of the Warrior and Rydberg wells. For 2015, relates to drilling for the Leon 2 exploratory project, operated by Repsol as well as acquisition of the lease sales 235 and 246 (unproven lands).

(c)	Results of operations for oil and gas exploration and production activities

The Group’s results of operations from oil and gas exploration and production activities for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Net revenues
Sales	29,823,565	21,322,662	26,039,708
Transfers	7,518,216	7,734,195	5,692,902
	37,341,781	29,056,857	31,732,610
Production costs (1)	6,535,794	5,785,950	6,006,563
Depreciation, depletion and amortization (2)	6,349,382	5,927,466	6,234,190
Other production costs (3)	14,066,593	12,370,540	14,457,836
Exploration expenses (4)	1,342,952	730,393	1,586,940
Other expenses (5)	882,743	1,684,590	6,364,414
	29,177,464	26,498,939	34,649,943
Income before income tax expense	8,164,317	2,557,918	(2,917,333)
Income tax expense	(3,678,955)	(1,367,357)	(371,376)
Results of operations for exploration and production activities	4,485,362	1,190,561	(3,288,709)

(1)
Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2017, 2016 and 2015 of COP$380,810, COP$305,653 and COP$206,570, respectively.

(2)
In accordance with IAS 37 the expense related to asset retirement obligations that were recognized during 2017, 2016 and 2015 in depreciation, depletion and amortization, were COP$179,601, COP$188,370 and COP$294,849, respectively.

(3)	Corresponds to transportation costs and naphtha that are not part of the Group’s lifting cost.

(4)	Exploration expenses include the costs of geological and geophysical activities as well as the non-productive exploratory wells.

(5)	Corresponds to administration and marketing expenses.

During 2017, 2016 and 2015, the Group transferred approximately 20.1%, 17.7% and 17.9%, respectively, of its crude oil and gas production; (percentages based on the value sales in Colombian pesos) to intercompany business units. Those transfers were 48.4%, 46.1% and 37.4%, respectively of crude oil and gas production volume (including Reficar).

The intercompany transfers were realized at market prices.

(d)	Reserve information

Ecopetrol follows international standards for estimating, classifying and reporting reserves framed under SEC definitions. The process is led by the Reserves Department which submits the report to the Board of Directors for approval.

The reserves were audited at a level of 99% by 2 specialized auditing companies: DeGolyer and MacNaughton and Ryder Scott Group. According to these certifications the reserves report complies with the content and guidelines set forth in Rule 4-10 of Regulation S-X issued by the United States SEC.

The following information relates to the net proven reserves owned by the Ecopetrol Business Group in 2017, 2016 and 2015, and corresponds to the official reserves statements prepared by the Group:

	2017			2016			2015
	Oil	Gas	Total	Oil	Gas	Total	Oil	Gas	Total
	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)
Proved reserves:
Opening balance	1,033	3,218	1,598	1,239	3,479	1,849	1,465	3,529	2,084
Revisions of previous estimates (1)	124	294	175	(50)	(23)	(54)	(64)	225	(25)
Improved recovery	72	4	73	11	1	11	16	3	17
Purchases	3	2	4	-	-	-	-	-	-
Extensions and discoveries	44	-	43	22	25	27	24	-	24
Production	(188)	(264)	(234)	(189)	(264)	(235)	(202)	(278)	(251)
Closing balance	1,088	3,254	1,659	1,033	3,218	1,598	1,239	3,479	1,849
Proved developed reserves:
Opening balance	779	3,131	1,329	913	3,176	1,470	1,042	3,284	1,618
Closing balance	818	3,158	1,372	779	3,131	1,329	913	3,176	1,470
Proved undeveloped reserves:
Opening balance	254	87	269	326	303	379	423	245	466
Closing balance	270	96	287	254	87	269	326	303	379

(1)
Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in proved area), usually obtained from development drilling and production history or result from changes in economic factors.

For additional information about the changes in Proved Reserves and the process for estimating reserves, see section 3.4.3 - Business Overview - Exploration and Production - Reserves.

(e)	Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The standardized measure of discounted future net cash flows related to the above proved crude oil and natural gas reserves is calculated in accordance with the requirements of ASU 2010-03. Estimated future cash inflows from production under SEC requirements are computed by applying unweighted arithmetic average of the first-day-of-the-month for oil and gas price to year-end quantities of estimated net proved reserves, with cost factors based on those at the end of each year, currently enacted tax rates and a 10% annual discount factor. In our view, the information so calculated does not provide a reliable measure of future cash flows from proved reserves, nor does it permit a realistic comparison to be made of one entity with another because the assumptions used cannot reflect the varying circumstances within each entity. In addition, a substantial but unknown proportion of future real cash flows from oil and gas production activities is expected to derive from reserves which have already been discovered, but which cannot yet be regarded as proved.

	2017	2016	2015
Future cash inflows	182,114,282	140,458,230	176,865,586
Future costs
Production	(70,159,534)	(60,705,779)	(76,363,169)
Development	(14,860,992)	(12,005,835)	(16,498,118)
Income taxes	(23,660,328)	(15,400,000)	(30,052,830)
Future net cash flow	73,433,428	52,346,616	53,951,469
10% discount factor	(22,216,583)	(18,221,004)	(19,117,422)
Standardized measure of discounted net cash flows	51,216,845	34,125,612	34,834,047

The following are the principal sources of change in the standardized measure of discounted net cash flows in 2017, 2016 and 2015:

	2017	2016	2015

Net change in sales and transfer prices and in production cost (lifting) related to future production	26,918,170	3,603,876	(50,472,025)
Changes in estimated future development costs	(1,978,913)	(4,767,340)	592,529
Sales and transfer of oil and gas produced, net of production costs	(30,805,987)	(23,270,907)	(25,726,047)
Net change due to extension discoveries	284,374	154,352	(93,190)
Net change due to purchase and sales of minerals in place	211,777	(83,450)	-
Net change due to revisions in quantity estimates	9,090,882	(2,570,103)	(985,217)
Previously estimated development costs incurred during the period	3,482,570	5,042,697	10,769,369
Accretion of discount	4,416,512	5,423,781	11,321,221
Timing and other	11,934,458	6,394,404	(4,381,037)
Net change in income taxes	(6,462,611)	9,364,255	18,775,304
Aggregate change in the standardized measure of discounted future net cash flows for the year	17,091,232	(708,435)	(40,199,093)